Convertible Debt Instrument Classified As a Liability (Details) - Schedule of convertible loan note classified as a liability - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of convertible loan note classified as a liability [Abstract]
Convertible loan notes b/f	$ 324	$ 313
Accrued interest	163	11
Conversion of loan note	(487)
Convertible loan note, total		$ 324